Patents (Schedule of patents) (Details) - Patents [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	$ 0	$ 0
Additions	0	0
Disposition	0	0
Foreign exchange	0	0
Patents, end of period	0	0
Cost [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	681,288	681,288
Additions	0	0
Disposition	0	0
Foreign exchange	0	0
Patents, end of period	681,288	681,288
Accumulated amortization [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	(681,288)	(681,288)
Additions	0	0
Disposition	0	0
Foreign exchange	0	0
Patents, end of period	$ (681,288)	$ (681,288)